Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jul. 29, 2022
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund VI
CIK	dei_EntityCentralIndexKey	0001552740
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Aug. 01, 2022
Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2022
Prospectus Date	rr_ProspectusDate	Aug. 01, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A